DISAGGREGATION OF REVENUE	12 Months Ended
Jan. 03, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
DISAGGREGATION OF REVENUE	DISAGGREGATION OF REVENUE:
Net sales by major product group were as follows:

	2020	2019

Activewear	$1,498,408	$2,261,881
Hosiery and underwear	482,868	562,020
	$1,981,276	$2,823,901

Net sales were derived from customers located in the following geographic areas:

	2020	2019

United States	$1,696,872	$2,399,239
Canada	76,163	114,815
International	208,241	309,847
	$1,981,276	$2,823,901